SUMMARY OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
IfrsStatementLineItems [Line Items]
Amounts due to related parties	$ 57,254	$ 90,117	$ 9,636
Withholding taxes payable	151,907	149,387
Current liabilities	247,400	$ 266,840	$ 581,931
Not later than one year [member] | Accounts Payables and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	190,146
Amounts due to related parties	57,254
Loans payable in default
Withholding taxes payable
Current liabilities	$ 247,400